Summary of Significant Accounting Policies (Policies)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission (the “SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2020 as filed with the SEC on May 7, 2021, which contains the audited financial statements and notes thereto. The financial information as of December 31, 2020 is derived from the audited financial statements presented in the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2020. The interim results of operations for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future interim periods.

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Material estimates include the fair value of the Company’s warrant liability, among others.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2021 or December 31, 2020.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020 and 2019.

Concentrations

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Net Income (loss) per Common Share

Net Income (loss) per Common Share

Net income(loss) per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding during the period. The Company has not considered the effect of the warrants sold in the Public Offering and Private Placement to purchase an aggregate of 14,166,667 shares in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The Company’s statement of operations includes a presentation of income per share for common shares subject to possible redemption in a manner similar to the two-class method of income per share. Net income per common share, basic and diluted, for Common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account, net of applicable franchise and income taxes, by the weighted average number of Common stock subject to possible redemption outstanding since original issuance.

Non-redeemable common stock includes Founder Shares and non-redeemable shares of common stock as these shares do not have any redemption features. Non-redeemable common stock participates in the income or loss on marketable securities based on non-redeemable common stock shares’ proportionate interest.

	For the Three Months
	Ended
	March 31,
	2021	2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$—	$634,775
Unrealized loss on marketable securities held in Trust Account	—	—
Net Income allocable to shares subject to possible redemption	$—	$634,775
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	22,480,341	25,070,806
Basic and diluted net income per share	$—	$0.02

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net Income (loss)	$(1,080,978)	$5,697,071
Net Income allocable to Common stock subject to possible redemption	—	(634,775)
Non-Redeemable Net Loss	$(1,080,978)	$5,062,296
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	11,894,659	8,194,073
Basic and diluted net income (loss) per share	$(0.09)	$0.62

Net Loss per Common Share

Net income (loss) per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding during the period. The Company has not considered the effect of the warrants sold in the Public Offering and Private Placement to purchase an aggregate of 14,166,667 shares in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The Company's statement of operations includes a presentation of income (loss) per share for common shares subject to possible redemption in a manner similar to the two-class method of income (loss) per share. Net income per common share, basic and diluted, for Common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account, net of applicable franchise and income taxes, by the weighted average number of Common stock subject to possible redemption outstanding since original issuance.

Net loss per share, basic and diluted, for non-redeemable common stock is calculated by dividing the net loss, adjusted for income or loss on marketable securities attributable to Common stock subject to possible redemption, by the weighted average number of non-redeemable common stock outstanding for the period.

Non-redeemable common stock includes Founder Shares and non-redeemable shares of common stock as these shares do not have any redemption features. Non-redeemable common stock participates in the income or loss on marketable securities based on non-redeemable common stock shares' proportionate interest.

		For the Period
		from
		May 24, 2019
		(inception)
	Year Ended	through
	December 31,	December 31,
	2020	2019
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$492,250	$832,225
Unrealized loss on marketable securities held in Trust Account	—	—
Net Income allocable to shares subject to possible redemption	$492,250	$832,225
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	24,689,816	24,387,850
Basic and diluted net income per share	$0.02	$0.03

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net Income (Loss)	$(20,522,282)	$2,331,442
Net Income (Loss) allocable to Common stock subject to possible redemption	(492,250)	(832,225)
Non-Redeemable Net Loss	$(21,014,532)	$1,499,217
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	9,685,184	8,025,569
Basic and diluted net income (loss) per share	$(2.17)	$0.19

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company may be subject to potential examination by federal, state and city taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal, state and city tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020 and 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company may be subject to potential examination by federal, state and city taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal, state and city tax laws. The Company's management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recently Issued and Adopted Accounting Pronouncements

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Blade Urban Air Mobility [Member]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. Management’s opinion is that all adjustments (consisting of normal accruals) considered necessary for a fair presentation have been included. Operating results for the three and six months ended March 31, 2021 are not necessarily indicative of the results that may be expected for the year ending September 30, 2021. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the year ended September 30, 2020 and related notes thereto included in our proxy statement/prospectus/consent solicitation statement filed on April 6, 2021.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the United States Securities and Exchange Commission (“SEC”).

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated in the accompanying consolidated financial statements.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated in the accompanying consolidated financial statements.

Reclassification

Reclassification

Certain amounts in prior periods related to the classification of disaggregated revenue have been reclassified to conform to current period presentation. These reclassifications had no effect on the previously reported net loss.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company bases its estimates on historical experience, current business factors, and various other assumptions that the Company believes are necessary to consider to form a basis for making judgments about the carrying values of assets and liabilities, the recorded amounts of revenue and expenses, and the disclosure of contingent assets and liabilities. The Company is subject to uncertainties such as the impact of future events, economic and political factors, and changes in the Company’s business environment; therefore, actual results could differ from these estimates. Accordingly, the accounting estimates used in the preparation of the Company’s financial statements will change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment evolves.

Changes in estimates are made when circumstances warrant. Such changes in estimates and refinements in estimation methodologies are reflected in reported results of operations; if material, the effects of changes in estimates are disclosed in the notes to the financial statements. Significant estimates and assumptions by management include the allowance for doubtful accounts, the carrying value of long-lived assets, the carrying value of intangible assets, revenue recognition, contingencies, the provision for income taxes and related deferred tax accounts and the fair value of stock options and other stock-based awards.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company bases its estimates on historical experience, current business factors, and various other assumptions that the Company believes are necessary to consider to form a basis for making judgments about the carrying values of assets and liabilities, the recorded amounts of revenue and expenses, and the disclosure of contingent assets and liabilities. The Company is subject to uncertainties such as the impact of future events, economic and political factors, and changes in the Company’s business environment; therefore, actual results could differ from these estimates. Accordingly, the accounting estimates used in the preparation of the Company’s financial statements will change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment evolves.

Changes in estimates are made when circumstances warrant. Such changes in estimates and refinements in estimation methodologies are reflected in reported results of operations; if material, the effects of changes in estimates are disclosed in the notes to the financial statements. Significant estimates and assumptions by management affect the allowance for doubtful accounts, the carrying value of long-lived assets, the carrying value of intangible assets, revenue recognition, contingencies, the provision for income taxes and related deferred tax accounts and determining the fair value of stock options and other stock-based awards.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value   is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability.

A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

•	Level 1 Quoted prices in active markets for identical assets or liabilities.
•

Level 2 Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly.

•	Level 3 Significant unobservable inputs that cannot be corroborated by market data.

As of September 30, 2020 and 2019, the Company had the following financial instruments that were measured at fair value on a recurring basis.

	Quoted Prices in Active	Quoted Prices for Similar	Significant
	Markets for Identical	Assets or Liabilities	Unobservable
	Assets/Liabilities	in Active Markets	Inputs
	(Level 1)	(Level 2)	(Level 3)
September 30, 2019
Commission liability	$—	$—	$73

Commission liability roll forward is provided in the table below.

Commission Liability
Roll Forward
As of September 30, 2018	$527
Payments	(469)
Accretion	15
As of September 30, 2019	$73
Payments	(74)
Accretion	1
As of September 30, 2020	$—

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with a maturity of three months or less on their acquisition date as cash and cash equivalents. Restricted cash consists principally of Company funds on deposit with a financial institution, which supports a letter of credit by the financial institution in favor of the Company’s obligations to the United States Department of Transportation.

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with a maturity of three months or less on their acquisition date as cash and cash equivalents. Restricted cash consists principally of Company funds on deposit with a financial institution, which supports a letter of credit by the financial institution in favor of the Company’s obligations to the United States Department of Transportation.

Concentrations

Concentrations

Financial instruments which potentially subject the Company to concentrations of credit risk consists principally of cash amounts on deposit with financial institutions. At times, the Company’s cash in banks is in excess of the Federal Deposit Insurance corporation (“FDIC”) insurance limit. The Company has not experienced any loss as a result of these deposits.

Major Customers

For the three and six months ended March 31, 2021 and 2020, there was no single customer that generated 10% or more of the Company’s revenue.

Most of the Company’s customers remit payment in advance of the date of the flight. Accounts receivable consists principally of amounts due from the Company’s MediMobility organ transport customers, which are large hospitals that receive terms for payment, along with receivables from our credit card processors. Four of these customers accounted for 28%,  23%,  17% and 14%, respectively, of accounts receivable as of March 31, 2021 and three customers accounted for 36%,  29% and 10%, respectively, of accounts receivable as of September 30, 2020. These concentrations make the Company vulnerable to a near-term severe impact should these relationships be terminated. To limit such risks, the Company performs ongoing credit evaluations of its customers’ financial condition.

Major Vendors

No vendor accounted for 10% or more of the Company’s purchases from operating vendors for the three months ended March 31, 2021. For the three months ended March 31, 2020, one vendor accounted for 12% of the Company’s purchases from operating vendors.

No vendor accounted for 10% or more of the Company’s purchases from operating vendors for the six months ended March 31, 2021. One vendor accounted for 15% of the Company’s purchases from operating vendors for the six months ended March 31, 2020.

One vendor accounted for 62% of the Company’s outstanding accounts payable as of March 31, 2021. One vendor accounted for 26% of the Company’s outstanding accounts payable as of September 30, 2020.

Concentrations

Financial instruments which potentially subject the Company to concentrations of credit risk consists principally of cash amounts on deposit with financial institutions. At times, the Company’s cash in banks is in excess of the Federal Deposit Insurance corporation (“FDIC”) insurance limit. The Company has not experienced any loss as a result of these deposits.

Major Customers

For the years ended September 30, 2020 and 2019, there was no single customer that generated 10% or more of the Company’s revenue.

Most of the Company’s customers remit payment in advance of the date of the flight. Accounts receivable consists principally of amounts due from the Company’s MediMobility organ transportation customers, which are large hospitals that receive terms for payment. Three of these large hospitals accounted for 36%,  29% and 10%, respectively, of trade receivables as of September 30, 2020 and one large hospital accounted for 75% of trade receivables as of September 30, 2019. These concentrations make the Company vulnerable to a near-term severe impact should these relationships be terminated. To limit such risks, the Company performs ongoing credit evaluations of its customers’ financial condition.

Major Vendors

One vendor accounted for 12% of the Company’s purchases from vendors for the year ended September 30, 2020. Three vendors accounted for 15%,  15% and 11% of the Company’s purchases from vendors for the year ended September 30, 2019, respectively. One vendor accounted for 26% of the Company’s outstanding accounts payable as of September 30, 2020. Two vendors accounted for 30% and 11% of the Company’s outstanding accounts payable as of September 30, 2019, respectively.

Accounts Receivable

Accounts Receivable

Accounts receivable consists principally of amounts due from the Company’s MediMobility organ transport customers, which are large hospitals that receive terms for payment. Receivables are reviewed on a regular basis for collectability. Based upon these reviews and historical collection experience, the Company determined that no allowance for uncollectible accounts was required at March 31, 2021 and September 30, 2020.

Accounts Receivable

Accounts receivable consists principally of amounts due from the Company’s MediMobility organ transportation customers, which are large hospitals that receive terms for payment. Receivables are reviewed on a regular basis for collectability. Based upon these reviews and historical collection experience, the Company determined that no allowance for uncollectible accounts was required at September 30, 2020 and 2019.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets includes prepaid insurance, the costs of which are amortized on a straight-line basis over the related coverage periods, prepaid marketing supplies, which are expensed upon usage, and prepayments to aircraft operators, which are expensed based upon flight time. Prepaid marketing supplies were $641 and $512 as of March 31, 2021 and September 30, 2020, respectively.

Prepaid Expenses and Other Current Assets

Prepaid expenses includes prepaid insurance, the costs of which are amortized on a straight-line basis over the related coverage periods, and prepaid marketing supplies and prepayments to aircraft operators, which are expensed based upon usage or flight time. Included within prepaid expenses and other current assets are prepaid marketing supplies in the amounts of $512 and $380 as of September 30, 2020 and 2019, respectively.

Property, Equipment and Leasehold Improvements

Property, Equipment and Leasehold Improvements

The Company records additions to owned operating property, equipment and leasehold improvements at cost when acquired.

Depreciation and amortization of owned depreciable assets is based on the straight-line method over the assets’ estimated useful lives, less estimated residual value, if appropriate, as estimated when placed into service. Leasehold improvements are amortized over the remaining term of the lease, including estimated facility renewal options when renewal is reasonably certain at key airports, or the estimated useful life of the related asset, whichever is less. The Company periodically reviews its owned property, equipment and leasehold improvements for recoverability.

Property, Equipment and Leasehold Improvements

The Company records additions to owned operating property, equipment and leasehold improvements at cost when acquired.

Depreciation and amortization of owned depreciable assets is based on the straight-line method over the assets’ estimated useful lives, less estimated residual value, if appropriate, as estimated when placed into service. Leasehold improvements are amortized over the remaining term of the lease, including estimated facility renewal options when renewal is reasonably certain at key airports, or the estimated useful life of the related asset, whichever is less. The Company periodically reviews its owned property, equipment and leasehold improvements for recoverability.

Intangibles

Intangibles

The Company has finite-lived intangible assets. Finite-lived intangible assets are amortized over their estimated useful lives. Research and development costs are expensed as incurred. Following initial recognition of the finite-lived intangible asset, the asset is carried at cost less any accumulated amortization. Amortization of the asset begins when the asset is available for use.

Amortization is recorded in general and administrative expenses on the Company’s condensed consolidated statement of operations. The Company periodically reviews its owned intangible assets for recoverability.

Intangibles

The Company has finite-lived intangible assets. Finite-lived intangible assets are amortized over their estimated useful lives. Research and development costs are expensed as incurred. Following initial recognition of the finite-lived intangible asset, the asset is carried at cost less any accumulated amortization. Amortization of the asset begins when the asset is available for use.

Amortization is recorded in general and administrative expenses on the Company’s consolidated statement of operations. The Company periodically reviews its owned intangible assets for recoverability.

Joint Venture

Joint Venture

Investments in joint arrangements are classified as joint ventures. Joint ventures are accounted for using the equity method. Under the equity method of accounting, interests in joint ventures are initially recognized at cost and adjusted thereafter to recognize the Company’s share of the profits and losses. When the Company’s share of losses in a joint venture equals or exceeds its interests in the joint venture, the Company does not recognize further losses, unless it has incurred obligations or made payments on behalf of the joint venture.

When the Company’s investment in the joint venture does not qualify for accounting under the equity method because the Company does not have sufficient control or influence, then, except as provided for below, the investment in the joint venture would be accounted for at fair value.

Specifically, ASC 321‑10‑35‑2 states, in part, that an entity may measure an equity security without a readily determinable fair value that does not qualify for the practical expedient to estimate fair value in accordance with paragraph 820‑10‑35‑59 at its cost minus impairment, if any. As such, the Company has recorded its investment in the joint venture at cost less impairment, if any (See Note 3).

Joint Venture

Investments in joint arrangements are classified as joint ventures. Joint ventures are accounted for using the equity method. Under the equity method of accounting, interests in joint ventures are initially recognized at cost and adjusted thereafter to recognize the Company’s share of the profits and losses. When the Company’s share of losses in a joint venture equals or exceeds its interests in the joint venture, the Company does not recognize further losses, unless it has incurred obligations or made payments on behalf of the joint venture.

When the Company’s investment in the joint venture does not qualify for accounting under the equity method because the Company does not have sufficient control or influence, then, except as provided for below, the investment in the joint venture would be accounted for at fair value.

Specifically, ASC 321‑10‑35‑2 states, in part, that an entity may measure an equity security without a readily determinable fair value that does not qualify for the practical expedient to estimate fair value in accordance with paragraph 820‑10‑35‑59 at its cost minus impairment, if any. As such, the Company has recorded its investment in the joint venture at cost less impairment, if any (See Note 4).

Long-Lived Asset Impairments

Long-Lived Asset Impairments

The Company evaluates the carrying value of long-lived assets subject to amortization whenever events or changes in circumstances indicate that an impairment may exist. An impairment charge is recognized when the asset’s carrying value exceeds its net undiscounted future cash flows and its fair market value. The amount of the charge is the difference between the asset’s carrying value and fair market value.

Long-Lived Asset Impairments

The Company evaluates the carrying value of long-lived assets subject to amortization whenever events or changes in circumstances indicate that an impairment may exist. An impairment charge is recognized when the asset’s carrying value exceeds its net undiscounted future cash flows and its fair market value. The amount of the charge is the difference between the asset’s carrying value and fair market value.

Net Income (loss) per Common Share

Net Loss per Common Share

Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding, plus the impact of common shares, if dilutive, resulting from the exercise of outstanding stock options and the conversion of convertible preferred stock.

Excluded from the calculation of weighted average dilutive common shares for the three and six months ended March 31, 2021 and 2020 were stock options to purchase 13,323,315 and 11,754,833 shares of common stock, respectively, and 22,116,811 shares of Convertible Preferred Stock, because their inclusion would have been anti-dilutive.

Net Loss per Common Share

Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding, plus the impact of common shares, if dilutive, resulting from the exercise of outstanding stock options.

Excluded from the calculation of weighted average dilutive common shares were stock options to purchase 10,040,803 and 7,793,765 shares of common stock as of September 30, 2020 and 2019, respectively, and 22,116,811 shares of Convertible Preferred Stock as of September 30, 2020 and 2019, because their inclusion would have been anti-dilutive.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods and services transferred to the customer. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

The Company does not have any significant contracts with customers requiring performance beyond delivery.

For passenger revenue, seats or monthly or annual flight passes are typically purchased using the Blade App, and paid for via credit card transactions, wire, check, customer credit and gift cards, with payments principally collected by the Company in advance of the performance of related services. The Company initially records flight sales in its unearned revenue, deferring revenue recognition until the travel occurs. Unearned revenue from gift card purchases is recognized as revenue when a flight is flown or upon the expiration of the gift card. Unearned revenue from the Company’s monthly commuter pass and annual pass is recognized ratably over the term of the pass. For travel that has more than one flight segment, the Company deems each segment as a separate performance obligation and recognizes revenue for each segment as travel occurs. Fees charged in association with add-on services or changes or extensions to non-refundable seats sold are considered part of the Company’s passenger performance obligation. As such, those fees are deferred at the time of collection and recognized at the time the travel is provided.

As of March 31, 2021 and September 30, 2020, the Company’s balance in its deferred revenue is $4,415 and $3,973, respectively. Deferred revenue consists of unearned revenue, prepaid monthly and annual flight passes, customer credits, and gift card obligations. Unearned revenue represents principally the flight revenues received in advance of the actual flight. Customer credits represents unearned revenue for flights reservations that typically were cancelled for good reason by the customer. The customer has one year to use the credit as payment for a future flight with the Company. Gift cards represent prepayment of flight costs. The Company recognizes revenue for expired customer credits upon expiration.

Certain governmental taxes are imposed on the Company’s flight sales through a fee included in flight prices. The Company collects these fees and remits them to the appropriate government agency. These fees are excluded from revenue.

The Company’s quarterly financial data is subject to seasonal fluctuations. Historically, its third and fourth quarter financial results have reflected higher travel demand, and were better than the first and second quarter financial results.

Blade operates in three key lines of business:

•

Short Distance – Consisting primarily of flights: (i) between 60 and 100 miles in distance, largely servicing commuters with prices between $595 and $795 per seat (or $295 for monthly commuter pass holders); and (ii) between all New York area airports and dedicated Blade terminals in Manhattan’s heliports for $195 per seat (or $95 per seat with the purchase of an annual Airport Pass for $795). (Prices per seat presented at full dollar value and not rounded).

•

MediMobility Organ Transport and Jet – Consisting of jet transportation of human organs for transplant, non-medical jet charter and limited, by-the-seat, jet flights between New York and both Miami and Aspen.

•	Other – Consists principally of revenues from brand partners for exposure to Blade fliers and certain ground transportation services.

Disaggregated revenue by product line was as follows:

	For the Three Months Ended
	March 31,
Product Line	2021	2020
Short distance	$1,049	$1,787
MediMobility organ transport and jet	7,729	4,588
Other	495	79
Total Revenue	$9,273	$6,454

	For the Six Months Ended
	March 31,
Product Line	2021	2020
Short distance	$3,179	$5,138
MediMobility organ transport and jet	13,253	6,453
Other	827	86
Total Revenue	$17,259	$11,677

Revenue Recognition

Beginning on October 1, 2018, the Company recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods and services transferred to the customer. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

The Company does not have any significant contracts with customers requiring performance beyond delivery.

For passenger revenue, seats or monthly or annual flight passes are typically purchased using the Blade App, and paid for via credit card transactions, wire, check, customer credit and gift cards, with payments principally collected by the Company in advance of the performance of related services. The Company initially records flight sales in its unearned revenue, deferring revenue recognition until the travel occurs. Unearned revenue from gift card purchases is recognized as revenue when a flight is flown or upon the expiration of the gift card. Unearned revenue from the Company’s monthly commuter pass and annual airport pass is recognized ratably over the term of the pass. For travel that has more than one flight segment, the Company deems each segment as a separate performance obligation and recognizes revenue for each segment as travel occurs. Fees charged in association with add-on services or changes or extensions to non- refundable seats sold are considered part of the Company’s passenger performance obligation. As such, those fees are deferred at the time of collection and recognized at the time the travel is provided.

As of September 30, 2020 and 2019, the Company’s balance in its deferred revenue is $3,973 and $3,328, respectively. Deferred revenue consists of unearned revenue, customer credits and gift card obligations. Unearned revenue represents principally the flight revenues received in advance of the actual flight. Customer credits represents unearned revenue for flights reservations that typically were cancelled for good reason by the customer. The customer has one year to use the credit as payment for a future flight  with the Company. Gift cards represent prepayment of flight costs. The Company recognizes revenue for expired customer credits upon expiration.

Certain governmental taxes are imposed on the Company’s flight sales through a fee included in flight prices. The Company collects these fees and remits them to the appropriate government agency. These fees are excluded from revenue.

Blade operates in three key lines of business:

•

Short Distance — Consisting primarily of flights: (i) between 60 and 100 miles in distance, largely servicing commuters with prices between $595 and $795 per seat (or $295 for monthly commuter pass holders); and (ii) between all New York area airports and dedicated Blade terminals in Manhattan’s heliports for $195 per seat (or $95 per seat with the purchase of an annual Airport Pass for $795) (Prices per seat presented at full dollar value and not rounded).

•	MediMobility, Jet — Consisting of jet transportation of human organs for transplant, non-medical jet charter and limited by-the-seat jet flights from New York to Miami and Aspen.
•	Other — Consists principally of revenues from brand partners for exposure to Blade fliers and certain ground transportation services.

Disaggregated revenue by product lines was as follows:

	Year Ended
	September 30,
Product Line	2020	2019
Short distance flight services	$9,941	$26,017
MediMobility organ transplant and jet	12,785	4,965
Other	708	214
Total Revenue	$23,434	$31,196

Advertising

Advertising

Advertising costs, which are included in selling and marketing expenses, are expensed as incurred. Advertising costs were $517 and $440 for the three months ended March 31, 2021 and 2020, respectively. Advertising costs were $710 and $881 for the six months ended March 31, 2021 and 2020, respectively.

Advertising

Advertising costs, which are included in other operating expenses, are expensed as incurred. Advertising expenses were $878 and $1,776 for the years ended September 30, 2020 and 2019, respectively.

Cost of Revenue		Cost of Revenue Cost of revenue consists principally of flight costs paid to operators of aircraft under contractual arrangements with Blade and landing fees.		Cost of Revenue Cost of revenue consists principally of flight costs paid to operators of aircraft under contractual arrangements with Blade and landing fees.
Software Development Costs for Internal Use		Software Development Costs for Internal Use Costs incurred for the development of the Company’s internal use software are expensed as incurred.		Software Development Costs for Internal Use Costs incurred for the development of the Company’s internal use software are expensed as incurred.
Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation” (“ASC 718”). ASC 718 establishes accounting for stock-based awards exchanged for employee and consultant services. Under the provisions of ASC 718, stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the employee’s requisite service period (generally the vesting period of the equity grant). The fair value of the Company’s stock options are estimated using the Black Scholes option-pricing model with the following assumptions: fair value of the Company’s common stock, expected volatility, dividend rate, risk free interest rate and the expected life. The Company utilized a third party to determine the fair value of the Company’s common stock. The Company calculates the expected volatility using the historical volatility for a pool of peer companies over the most recent period equal to the expected term and evaluates the extent to which available information indicate that future volatility may differ from historical volatility. The expected dividend rate is zero as the Company does not expect to pay or declare any cash dividends on its common stock. The risk-free rates for the expected terms of the stock options are based on the U.S. Treasury yield curve in effect at the time of the grant. The Company has not experienced significant exercise activity on stock options. Due to the lack of historical information, the Company determined the expected term of its stock option awards issued using the simplified method. The simplified method assumes each vesting tranche of the award has a term equal to the midpoint between when the award vests and when the award expires.

Restricted stock awards are granted at the discretion of the Company’s Board of Directors. These awards are restricted as to the transfer of ownership and generally vest over the requisite service period, typically over a 12 month period.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation — Stock Compensation” (“ASC 718”). ASC 718 establishes accounting for stock-based awards exchanged for employee and consultant services. Under the provisions of ASC 718, stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the employee’s requisite service period (generally the vesting period of the equity grant). The fair value of the Company’s stock options are estimated using the Black Scholes option-pricing model with the following assumptions: fair value of the Company’s common stock, expected volatility, dividend rate, risk free interest rate and the expected life. The Company utilized a third party to determine the fair value of the Company’s common stock. The Company calculates the expected volatility using the historical volatility for a pool of peer companies over the most recent period equal to the expected term and evaluates the extent to which  available information indicate that future volatility may differ from historical volatility. The expected dividend rate is zero as the Company does not expect to pay or declare any cash dividends on its common stock. The risk-free rates for the expected terms of the stock options are based on the U.S. Treasury yield curve in effect at the time of the grant. The Company has not experienced significant exercise activity on stock options. Due to the lack of historical information, the Company determined the expected term of its stock option awards issued using the simplified method. The simplified method assumes each vesting tranche of the award has a term equal to the midpoint between when the award vests and when the award expires.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The measurement of net deferred tax assets is reduced by the amount of  any tax benefit that, based on available evidence, is not expected to be realized, and a corresponding valuation allowance is established.

Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement. A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards. As of September 30, 2020 and 2019, no liability for unrecognized tax benefits was required to be recorded. The guidance also discusses the classification of related interest and penalties on income taxes. The Company’s policy is to record interest and penalties on uncertain tax positions as a component of income tax expense. No interest or penalties were recorded during the years ended September 30, 2020 and 2019.

Recently Issued and Adopted Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

In December 2019, FASB issued ASU 2019‑12 Simplification of Income Taxes (Topic 740) Income Taxes. ASU 2019‑12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify U.S. GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019‑12 is effective for public companies for annual periods beginning after December 15, 2020, including interim periods within those fiscal years. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact of the adoption of ASU 2019‑12 on the Company’s financial statements and disclosures.

In August 2020, the FASB issued ASU No. 2020‑06, “Debt — Debt with Conversion and Other Options (Subtopic 470‑20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815‑40).” The objective of this update is to simplify the accounting for convertible preferred stock by removing the existing guidance in ASC 470‑20, “Debt: Debt with Conversion and Other Options,” that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock. The guidance in ASC 470‑20 applies to convertible instruments for which the embedded conversion features are not required to be bifurcated from the host contract and accounted for as derivatives. In addition, the amendments revise the scope exception from derivative accounting in ASC 815‑40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification. These amendments are expected to result in more freestanding financial instruments qualifying for equity classification (and, therefore, not accounted for as derivatives), as well as fewer embedded features requiring separate accounting from the host contract. This amendment also further revises the guidance in ASU 260, “Earnings per Share,” to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method. In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. The amendments in ASU 2020‑06 are effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The Company does not expect the adoption of ASU 2020‑06 to have a significant impact on its consolidated financial statements.

Recently Issued and Adopted Accounting Pronouncements

In May 2014 and April 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014‑09 and ASU No. 2016‑10, Revenue from Contracts with Customers (Topic 606). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of  promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In August 2015, the FASB issued ASU 2015‑14 which deferred the effective date of Update 2014‑09 to annual reporting periods beginning after December 15, 2018 for entities other than public business entities, and to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period for public business entities. The Company adopted this standard on October 1, 2018.

The Company has elected to apply the modified retrospective method and the impact was determined to be immaterial on the consolidated financial statements. Accordingly, the new revenue standard was applied prospectively in its consolidated financial statements from October 1, 2018 forward and reported financial information for historical comparable periods will not be revised and will continue to be reported under the accounting standards in effect during those historical periods.

The Company determined that its methods of recognizing revenues were not impacted by the new guidance.

In February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842). ASU 2016‑02 outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize lease liabilities and corresponding right-of-use assets for all leases with lease terms of greater than 12 months. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. The Company adopted this standard on October 1, 2018 utilizing the modified retrospective approach.

In adopting the new standard, the Company elected to utilize the available package of practical expedients permitted under the transition guidance within the new standard, which does not require the reassessment of the following: i) whether existing or expired arrangements are or contain a lease, ii) the lease classification of existing or expired leases, and iii) whether previous initial direct costs would qualify for capitalization under the new lease standard. Additionally, the Company made an accounting policy election to keep leases with a term of 12 months or less off of its balance sheet. As part of  its adoption, the Company underwent a process of assessing the lease population and determining the impact of the adoption of this standard which resulted in the recognition of operating lease liabilities of and right-of-use assets. See Note 6 “Leases” Right-of-Use Asset, for further information.

In June 2016, the FASB issued ASU 2016‑13 Financial Instruments — Credit Losses (Topic 326) (“ASU 2016‑13”) Measurement of Credit Losses on Financial Instruments. ASU 2016‑13 requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. ASU 2016‑13 also requires new disclosures for financial assets measured at amortized cost, loans and available-for-sale debt securities. ASU 2016‑13 is effective for public companies for annual periods beginning after December 31, 2019, including interim periods within those fiscal years. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact of the adoption of ASU 2016‑13 on the Company’s financial statements and disclosures.

In July 2017, the FASB issued ASU 2017‑11, Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable  Noncontrolling Interests with a Scope Exception. This ASU clarifies the recognition, measurement, and effect on earnings per share of certain freestanding equity-classified financial instruments that include down round features affect entities that present earnings per share in accordance with the guidance in Topic 260, Earnings Per Share. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. The amendments also clarify existing disclosure requirements for equity-classified instruments. This new guidance was effective for annual reporting periods beginning after December 15, 2018, including interim periods within those periods. The Company adopted this ASU effective October 1, 2019. The implementation of this ASU was applicable to certain anti-dilution features of the Company’s Convertible Preferred Stock.

In December 2019, FASB issued ASU 2019‑12 Simplification of Income Taxes (Topic 740) Income Taxes. ASU 2019‑12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify U.S. GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019‑12 is effective for public companies for annual periods beginning after December 15, 2020, including interim periods within those fiscal years. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact of the adoption of ASU 2019‑12 on the Company’s financial statements and disclosures.

In August 2020, the FASB issued ASU No. 2020‑06, “Debt — Debt with Conversion and Other Options (Subtopic 470‑20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815‑40).” The objective of this update is to simplify the accounting for convertible preferred stock by removing the existing guidance in ASC 470‑20, “Debt: Debt with Conversion and Other Options,” that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock. The guidance in ASC 470‑20 applies to convertible instruments for which the embedded conversion features are not required to be bifurcated from the host contract and accounted  for as derivatives. In addition, the amendments revise the scope exception from derivative accounting in ASC 815‑40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification. These amendments are expected to result in more freestanding financial instruments qualifying for equity classification (and, therefore, not accounted for as derivatives), as well as fewer embedded features requiring separate accounting from the host contract. This amendment also further revises the guidance in ASU 260, “Earnings per Share,” to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method. In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. The amendments in ASU 2020‑06 are effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The Company does not expect the adoption of ASU 2020‑06 to have a significant impact on its consolidated financial statements.

Subsequent Events

Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date and up to the date that the financial statements were available to be issued. See Notes 8 and 12 for all subsequent events noted through the date the financial statements were available to be issued for more details.

Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to January 18, 2021, the date that the financial statements were available to be issued. Other than as described in Note 1, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.